Loans and advances to clients (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans And Receivables Loans And Advances To Customers [Abstract]
Balance at beginning of year on 01/01/2018 after the initial adoption IFRS 9)	R$ 19,847,987	R$ 18,887,132	R$ 18,599,379
Net additions	13,871,666	13,679,423	11,892,321
Written-off assets	(11,293,852)	(13,421,560)	(11,604,568)
Balance at end of year	R$ 22,425,801	R$ 19,144,995	R$ 18,887,132